Income Taxes (Details 2) ₪ in Thousands	Dec. 31, 2017 ILS (₪)
Operating Losses Carryforwards [Line Items]
Carry-forward losses	₪ 882,698
2018 [Member]
Operating Losses Carryforwards [Line Items]
Carry-forward losses	3,339
2019 [Member]
Operating Losses Carryforwards [Line Items]
Carry-forward losses	26,157
2020 [Member]
Operating Losses Carryforwards [Line Items]
Carry-forward losses	47,601
2021 and thereafter[Member]
Operating Losses Carryforwards [Line Items]
Carry-forward losses	₪ 805,601